THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2021

NML VARIABLE ANNUITY ACCOUNT A
SUPPLEMENT TO THE PROSPECTUSES
FLEXIBLE PAYMENT VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT B
SUPPLEMENT TO THE PROSPECTUSES
FLEXIBLE PAYMENT VARIABLE ANNUITY
FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT C
SUPPLEMENT TO THE PROSPECTUSES
GROUP COMBINATION ANNUITY
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

This Supplement updates certain information in the most recent prospectuses, initial summary prospectuses and updating summary prospectuses, as applicable, for the above-referenced variable annuity contracts and any supplements to the prospectuses, initial summary prospectuses and updating summary prospectuses (together the “Prospectuses”). You should read this Supplement in conjunction with your Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplements without charge upon request.
On or about March 7, 2022 T. Rowe Price Investment Management, Inc. will replace T. Rowe Price Associates, Inc. as the sub-adviser for the Small Cap Value Portfolio and any and all references to the sub-adviser shall refer to T. Rowe Price Investment Management, Inc. Please note that with respect to this change, some systems and forms may temporarily reference the previous sub-adviser for the Portfolio.
In light of these changes, in APPENDIX A—Portfolios Available under Your Contract, the following row in the table is amended to contain the above information.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
				1 Year	5 Year	10 year
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/ T. Rowe Price Investment Management, Inc.	0.95%	9.29%	12.16%	9.78%
This Supplement is dated March 7, 2022.